TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 22	$ 11	$ 11
Deferred	(18)	35	(20)
Taxes on income, net, as reported in the statements of operations	4	46	(9)
Foreign	4	46	(12)
Domestic			$ 3